BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
GPU one Subsidiaries
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid and the fair value of assets acquired and liabilities assumed at the acquisition date

Consideration

£’000
Cash	213
Payment for deposits	668
Cancellation of prepayment and deposits	4,656
Total consideration	5,537

Recognised amounts of identifiable assets acquired, and liabilities assumed

£’000
Cash and cash equivalents	4
Property, plant and equipment (Note 11)	10,779
Trade and other receivables	387
Trade and other payables	(326)
Property mortgages	(5,010)
Lease liability	(377)
Goodwill	80
Total	5,537